Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
(Loss)/earnings for the purposes of basic earnings per share		$ (23,935)	$ 77,600
Effect of dilutive instrument on net income
(Loss)/earnings for the purposes of diluted earnings per share		$ (23,935)	$ 77,600
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)	105	125,685,405	120,600,818
Weighted effect of dilutive potential ordinary shares: Share options		7,585,121	5,517,259
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)	105	133,270,526	126,118,077
Basic (loss)/earnings per share	$ (1,442)	$ (0.19)	$ 0.64
Diluted (loss)/earnings per share	$ (1,442)	$ (0.19)	$ 0.62
Coinshares International Limited [Member]
Earnings
(Loss)/earnings for the purposes of basic earnings per share				$ 114,272	$ 162,448	$ 75,755
Effect of dilutive instrument on net income
(Loss)/earnings for the purposes of diluted earnings per share				$ 114,272	$ 162,448	$ 75,755
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)				65,831,201	66,543,318	67,282,937
Weighted effect of dilutive potential ordinary shares: Share options					$ 579,442	$ 1,685,641
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)				65,831,201	67,122,760	68,968,578
Basic (loss)/earnings per share				$ 1.74	$ 2.44	$ 1.13
Diluted (loss)/earnings per share				$ 1.74	$ 2.42	$ 1.1
Previously Reported [Member] | Coinshares International Limited [Member]
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)				65,831,201	66,543,318	67,282,937
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)				65,831,201	67,122,760	68,968,578